FIXED ASSETS, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of Fixed Assets, Net

	As of September 30,		As of December 31,
	2016	2015	2015
	Unaudited
Cost:
Research equipment and software	$28,654	$28,654	$28,654
Furniture and office equipment	58,230	58,230	58,230
Leasehold improvements	4,649	4,649	4,649

	91,533	91,533	91,533

Accumulated Depreciation:
Research equipment and software	22,098	16,916	18,383
Furniture and office equipment	38,276	31,910	33,905
Leasehold improvements	1,914	1,449	1,565

	62,288	50,275	53,853

	$29,245	$41,258	$37,680

	As of December 31,
	2015	2014
Cost:
Research equipment and software	$28,654	$28,654
Furniture and office equipment	58,230	56,705
Leasehold improvements	4,649	4,649

	91,533	90,008
Accumulated Depreciation:
Research equipment and software	18,383	12,733
Furniture and office equipment	33,905	22,774
Leasehold improvements	1,565	1,100

	53,853	36,607

	$37,680	$53,401